Borrowings - Schedule of Borrowings Principal Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
2018	$ 1,005.1
2019	187.8
2020	689.7
2021	1,148.2
2022	408.6
Thereafter	2,957.5
Principal	6,396.9
Holding company
Disclosure of detailed information about borrowings [line items]
2018	144.2
2019	0.0
2020	213.3
2021	815.7
2022	359.2
Thereafter	1,959.6
Principal	3,492.0
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
2018	5.0
2019	0.0
2020	345.0
2021	90.0
2022	0.0
Thereafter	896.8
Principal	1,336.8
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
2018	855.9
2019	187.8
2020	131.4
2021	242.5
2022	49.4
Thereafter	101.1
Principal	$ 1,568.1